Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Capital Commitments for Construction of Property	As of December 31, 2015, capital commitments for construction of property are as follows:

Year 2016	$1,000
Year 2017 and thereafter	36,608

$37,608